Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt [Abstract]
Debt - Long-term debt [Text Block]

Philips Group

Long-term debt

in millions of EUR unless otherwise stated

	2022
	amount outstanding	Current portion	Non-current portion	Between 1 and 5 years	amount due after 5 years	average remaining term (in years)	average rate of interest
USD bonds	1,378		1,378	250	1,128	14.3	6.3%
EUR bonds	4,061		4,061	1,836	2,225	5.7	1.7%
Forward contracts	858	606	252	252		1.0
Lease liabilities	1,082	230	852	504	348	3.9	2.4%
Bank borrowings	705	2	702	702		1.9	1.7%
Other long-term debt	28	4	24	17	6	8.9	2.9%
Long-term debt	8,111	842	7,270	3,562	3,706	6.1	2.4%

Philips Group

Long-term debt

in millions of EUR unless otherwise stated

	2021
	amount outstanding	Current portion	Non-current portion	Between 1 and 5 years	amount due after 5 years	average remaining term (in years)	average rate of interest
USD bonds	1,313		1,313	255	1,058	15.1	6.3%
EUR bonds	3,233		3,233	2,242	991	4.4	1.0%
Forward contracts	934	196	738	738		1.6
Lease liabilities	1,220	257	963	580	383	4.2	2.1%
Bank borrowings	203	1	202	202		3.2	0.1%
Other long-term debt	30	5	26	18	8	8.6	3.5%
Long-term debt	6,933	459	6,473	4,034	2,439	6.0	2.1%

Debt - Unsecured Bonds [Text Block]

Philips Group

Unsecured Bonds

in millions of EUR unless otherwise stated

	effective rate	2021	2022
Unsecured EUR Bonds
Due 06/09/2023; 1/2%	0.634%	500
Due 02/05/2024; 3/4%	0.861%	500
Due 22/05/2026; 1/2%	0.608%	750	750
Due 02/05/2028; 1 3/8%	1.523%	500	500
Due 30/03/2025; 1 3/8%	1.509%	500	346
Due 30/03/2030; 2%	2.128%	500	500
Due 05/05/2027; 1 7/8%	2.049%		750
Due 05/11/2029; 2 1/8%	2.441%		650
Due 05/05/2033; 2 5/8%	2.710%		600
Unsecured USD Bonds
Due 15/05/2025; 7 3/4%	7.429%	56	51
Due 01/06/2026; 7 1/5%	6.885%	120	119
Due 15/05/2025; 7 1/8%	6.794%	74	78
Due 11/03/2038; 6 7/8%	7.210%	641	683
Due 15/03/2042; 5%	5.273%	441	470
Adjustments1)		(37)	(57)
Unsecured Bonds		4,545	5,439
1)Adjustments related to both EUR and USD bonds and concern bond discounts, premium and transaction costs.

Debt - Lease liabilities [Text Block]

Philips Group

Lease liabilities

in millions of EUR

	2021			2022
	future minimum lease payments	interest	present value of minimum lease payments	future minimum lease payments	interest	present value of minimum lease payments
Less than one year	280	22	257	251	21	230
Between one and five years	636	56	580	554	49	505
More than five years	417	34	383	376	28	348
Lease liabilities	1,333	113	1,220	1,180	98	1,082

Debt - Short-term debt [Text Block]	Philips Group Short-term debt in millions of EUR
	2021	2022
Short-term bank borrowings	47	89
Current portion of long-term debt	459	842
Short-term debt	506	931